Accounts receivable, net (Tables)	12 Months Ended
Mar. 31, 2021
Credit Loss [Abstract]
Accounts receivable

Accounts receivable, net, consists of the following:

	Years ended March 31,
	2021	2020

Accounts receivable	$264,749	$329,891
Less: Allowance for doubtful accounts	—	—
Total accounts receivable, net	$264,749	$329,891